Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 173	$ 192	$ 2
Property, plant and equipment at the end of the period	51	173	192
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	63	63	0
Property, plant and equipment at the end of the period	18	63	63
IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	110	129	2
Property, plant and equipment at the end of the period	33	110	129
COST
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	334	254	4
Contributions from the Parent Group			198
Additions	57	93	56
Retirements	0	(38)	(4)
Foreign exchange difference	(12)	25
Property, plant and equipment at the end of the period	379	334	254
COST | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	114	79	0
Contributions from the Parent Group			79
Additions	0	27	0
Retirements	0
Foreign exchange difference	(4)	8
Property, plant and equipment at the end of the period	110	114	79
COST | IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	220	175	4
Contributions from the Parent Group			119
Additions	57	66	56
Retirements	0	(38)	(4)
Foreign exchange difference	(8)	17
Property, plant and equipment at the end of the period	269	220	175
ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(161)	(62)	(2)
Retirements	0	38	2
Foreign exchange difference	2	(13)	(1)
Depreciation expense	169	124	61
Property, plant and equipment at the end of the period	(328)	(161)	(62)
ACCUMULATED DEPRECIATION | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(51)	(16)	0
Retirements	0	0	0
Foreign exchange difference	1	(3)	0
Depreciation expense	42	32	16
Property, plant and equipment at the end of the period	(92)	(51)	(16)
ACCUMULATED DEPRECIATION | IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(110)	(46)	(2)
Retirements	0	38	2
Foreign exchange difference	1	(10)	(1)
Depreciation expense	127	92	45
Property, plant and equipment at the end of the period	$ (236)	$ (110)	$ (46)